TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Income tax rates	25.00%	26.50%	26.50%
Net operating loss carry forwards	$ 48,870
Change in amount for which valuation allowance provided	3,368	$ 1,931	$ 2,258
Accrued interest related to uncertain tax positions	51	$ 30
European Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards	$ 1,895
2017 [Member]
Income Tax Disclosure [Line Items]
Income tax rates	24.00%
2018 [Member]
Income Tax Disclosure [Line Items]
Income tax rates	23.00%
Amended Rate Year One [Member]
Income Tax Disclosure [Line Items]
Income tax rates	16.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax rates	10.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax rates	25.00%